UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                        Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-7338



                   Capital World Growth and Income Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                             333 South Hope Street
                         Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: November 30, 2005

                     Date of reporting period: May 31, 2005





                                Vincent P. Corti
                    Capital Research and Management Company
                             333 South Hope Street
                         Los Angeles, California 90071
                    (name and address of agent for service)


                                   Copies to:
                            Eric A.S. Richards, Esq.
                             O'Melveny & Myers LLP
                             400 South Hope Street
                         Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

CAPITAL WORLD GROWTH AND INCOME FUND

[photo of small bowls filled with spices]

Semi-annual report for the six months ended May 31, 2005

Capital World Growth and Income Fund(SM) seeks long-term capital growth while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

This fund is one of the 29 American Funds. The organization ranks among the nation's three largest mutual fund families. For more than seven decades, Capital Research and Management Company,(SM) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 5.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2005 (the most recent calendar quarter):

                                                                    1 year           5 years          10 years
Class A shares
Reflecting 5.75% maximum sales charge                               +9.58%           +6.43%            +12.69%

The fund's investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 22 for details.

The fund's 30-day yield for Class A shares as of June 30, 2005, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 2.18%, which reflects a fee waiver (2.14% without the fee waiver).

Results for other share classes can be found on page 28. Please see the inside back cover for important information about other share classes.

Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund's prospectus.



FELLOW SHAREHOLDERS:

[photo of small bowls filled with spices]

For the six months ended May 31, 2005, Capital World Growth and Income Fund recorded a total return of 2.5%. During this time, many overseas stock markets produced better results in local currency terms than did the U.S. stock market. However, the fund's returns from non-U.S. markets were broadly reduced by a stronger U.S. dollar. Consequently, results for the period were modest overall.

This was evidenced in the return for the fund's benchmark, the unmanaged MSCI World Index, which also totaled 2.5%. In comparison, the global funds tracked by Lipper produced an average return of 1.9%. Over longer, more meaningful periods, the fund has consistently done better than either of these references, as can be seen in the table below.

[Begin Sidebar]
RESULTS AT A GLANCE
(as of May 31, 2005, with all distributions reinvested)

                                                                                     Average annual total returns
                                                                                                                Lifetime
                                                           1 year             5 years        10 years        (since 3/26/93)
Capital World Growth
     and Income Fund                                       +16.1%             +7.9%           +13.2%            +13.5%
MSCI World Index(1)                                        +11.9              -1.2             +7.4              +8.5
Lipper global funds average(2)                             +10.7              -0.6             +7.8              +8.4

(1) The MSCI World Index is unmanaged and does not reflect the effects of sales charges, commissions or expenses.
(2) The Lipper global funds average consists of funds that invest at least 25% of their portfolios in securities traded outside the United States and that may own U.S. securities as well. Lipper averages do not reflect the effects of sales charges.
[End Sidebar]

During the recent six-month period, shareholders received dividends totaling 45 cents a share (including the 20 cents-a-share special dividend paid in December) and a capital gain distribution of nearly 80 cents a share. The dividends amount to an income return of 1.35% for those who reinvested them.

A LOOK AT GLOBAL MARKETS

Beginning in 2003, global stock markets rallied in anticipation of stronger economic growth among the world's leading economies. But during the first half of the current fiscal year, prospects for continued growth dimmed somewhat in several major countries, and that has had a restraining effect on stock markets in general.

The foremost example is the United States, where stocks returned 2.8%* for the reporting period, the result of three positive and three negative months of returns. The sluggish gains are partly a result of expectations for moderating economic growth and corporate profits over the year ahead. In addition, investors remain concerned about higher interest rates going forward and the dampening effect of continued high oil and gasoline prices. The United States is home to 20.8% of the fund's holdings, the largest country representation in the portfolio.

*Country returns are based on MSCI indexes for the six months ended May 31, 2005, assume reinvestment of dividends, and are expressed in U.S. dollar terms, except where noted.

To our north, Canada's economy benefited from sustained consumer demand in the United States, its largest trading partner. Canadian stocks rose 7.8% in local currency terms, but a stronger U.S. dollar reduced that gain to 2.2% for U.S. investors.

In Europe, the economic picture varied widely. Countries as diverse as Spain, the United Kingdom and Norway have posted solid growth recently, while Europe's two largest economies, France and Germany, appear mired in sluggish growth patterns. At the same time, Italy and the Netherlands are verging on recessions. Nonetheless, returns from most European stock markets bested U.S. returns for the period, many reaching double digits when measured in local currencies. Unfortunately, those returns were diminished by a strengthening U.S. dollar, which rose 8% against the euro, 5% against the British pound and 10% against the Swiss franc. The fund's largest European exposures, as detailed in the chart at right, posted the following returns in U.S. dollars: United Kingdom, 2.6%; France, 3.9%; Germany, 0.7%; Netherlands, 3.0%; and Switzerland, 4.6%. Altogether, European stocks represent 37.3% of the fund's holdings.

Returns for developed markets in the Asia-Pacific region were similarly restrained by a rising U.S. dollar and lower expectations for economic activity. Japanese stocks, which are the fund's largest exposure in the region, declined marginally (0.9%), while Australian stocks rose 4.8%.

[Begin Sidebar]
WHERE THE FUND'S ASSETS WERE INVESTED

Percent of net assets by country as of May 31, 2005

[begin pie chart]
The Americas                27.1%
Asia/Pacific                22.4%
Bonds, cash & equivalents   11.7%
Europe                      37.3%
Other                        1.5%
[end pie chart]

                                           Capital World Growth               MSCI
                                              and Income Fund              World Index

o    THE AMERICAS                                  27.1%                      56.4%
     United States                                 20.8                       53.4
     Brazil                                         2.8                         --
     Canada                                         2.4                        3.0
     Mexico                                         1.1                         --

o    EUROPE                                        37.3%                      30.7%
     United Kingdom                                10.4                       11.0
     France                                         5.5                        4.2
     Germany                                        4.5                        3.0
     Netherlands                                    4.4                        2.1
     Switzerland                                    2.5                        3.0
     Spain                                          1.9                        1.7
     Austria                                        1.4                         .2
     Italy                                          1.4                        1.8
     Sweden                                         1.2                        1.1
     Denmark                                        1.1                         .3
     Norway                                         1.0                         .3
     Belgium                                        1.0                         .6
     Portugal                                        .4                         .1
     Other Europe                                    .6                        1.3

o    ASIA/PACIFIC                                  22.4%                      12.9%
     Japan                                          7.8                        9.4
     Korea                                          3.9                         --
     Australia                                      2.9                        2.3
     Taiwan                                         2.8                         --
     Hong Kong                                      1.6                         .7
     India                                          1.5                         --
     Other Asia/Pacific                             1.9                         .5

o    OTHER                                          1.5%                        --

o    BONDS, CASH & EQUIVALENTS                     11.7%                        --

The MSCI World Index is weighted by market capitalization.
[End Sidebar]

Bucking the trends of major markets, a handful of developing markets represented in the fund posted some of the best returns for the period. These included Brazil, Korea and Taiwan, which delivered dollar-adjusted returns of 18.8%, 15.0% and 6.0%, respectively. In each instance, local currencies strengthened against the U.S. dollar, boosting returns for U.S. shareholders.

HOW FUND HOLDINGS FARED

Country returns represent the range of environments for fund holdings. But the stocks that compose the portfolio of Capital World Growth and Income Fund are not culled from the "top down," that is, allocated according to a country weighting. Rather, each stock is selected from the "bottom up," on the fundamental merits of the company itself, regardless of where it is domiciled. This individual selection is a key component of the fund's long-term success.

During the recent period, nine of the fund's 10 largest holdings recorded positive returns. Three of these holdings -- Altria Group, Roche Holding and Sanofi-Aventis -- posted double-digit gains that helped bolster returns in this difficult market environment. On the other side of the ledger, only one of the top holdings (Vodafone) registered a negative return. (A summary portfolio of the fund's major holdings begins on page 6.) As always, we take a long-term view on all the fund's holdings and believe each of our major positions has the potential to deliver favorable results for our shareholders over longer time periods.

From a sector perspective, key holdings in utilities, health care, consumer staples and energy helped lift returns during the period. Conversely, holdings in materials, telecommunication services and industrials generally lagged the market. Yet within these sectors, exceptions to prevailing trends could be found: Potash Corp., a Canadian fertilizer company, rose more than 18%, for example, while the Spanish utility, Gas Natural, slipped nearly 2%. Such discrepancies within sectors are common in any stock market; this is why we evaluate each company separately with a view to its long-term prospects.

OPPORTUNITIES FROM CHANGING MARKETS

In a world of uncertainties, change is a constant. Experienced professionals recognize that a change in market conditions is not always negative; it can foster opportunities for new growth paths and improved income possibilities. Identifying those opportunities is the chief priority of the more than 100 research analysts who serve the fund's adviser, Capital Research and Management Company.

Despite recent sluggishness in major markets, the investment professionals of Capital World Growth and Income Fund remain optimistic about the prospects for global stocks. Growth in the United States, though down from the high levels of 2004, remains healthy. Weaker economies in Europe and Japan may get a lift in exports from more favorable currency valuations. On the corporate level, revenues continue to grow in many cases, and as balance sheets have strengthened, companies have become more shareholder-friendly by repurchasing stock and raising dividends.

In the 12 years since its inception, Capital World Growth and Income Fund has demonstrated the ability to uncover value on a global basis. In the process, it has rewarded its long-term shareholders with exceptional returns. With this in mind, we encourage our shareholders to look beyond the short-term gyrations of markets and not lose sight of their long-term investment plans.

We are pleased that so many have chosen Capital World Growth and Income Fund to be a part of their plans. We welcome those who have recently joined the fund, and we invite all our shareholders to learn more about the fund in our annual report, due in six months, at the close of the current fiscal year.

Cordially,

/s/ Gina H. Despres

Gina H. Despres
Chairman of the Board

/s/ Stephen E. Bepler

Stephen E. Bepler
President

July 12, 2005

For current information about the fund, visit americanfunds.com.

SUMMARY INVESTMENT PORTFOLIO, May 31, 2005
                                                                      unaudited

[begin pie chart]
                                                          Percent
                                                           of net
Industry sector diversification                            assets
Financials                                                  19.38 %
Telecommunication services                                  10.07
Consumer discretionary                                       9.97
Consumer staples                                             8.85
Materials                                                    8.73
Convertible securities                                        .81
Bonds & notes                                                1.22
Other industries                                            30.49
Cash & equivalents                                          10.48
[end pie chart]

                                                                                                  Market          Percent
                                                                                                   value           of net
Common stocks  - 87.46%                                                            Shares          (000)           assets

Financials  - 19.38%
Lloyds TSB Group PLC  (1)                                                      49,357,000     $  406,313            1.03%
Societe Generale  (1)                                                           3,509,500        345,020              .88
Fortis  (1)                                                                     9,884,100        268,455              .68
HSBC Holdings PLC (United Kingdom)  (1)                                        16,587,003        261,327              .66
Banco Itau Holding Financeira SA, preferred nominative                          1,455,700        256,532              .65
Banco Santander Central Hispano, SA  (1)                                       22,426,504        255,469              .65
Shinhan Financial Group Co., Ltd.  (1)                                          8,675,100        221,516              .56
J.P. Morgan Chase & Co.                                                         6,150,000        219,862              .56
ABN AMRO Holding NV  (1)                                                        9,325,944        215,716              .55
ING Groep NV  (1)                                                               7,677,261        212,187              .54
Citigroup Inc.                                                                  4,095,000        192,915              .49
Other securities                                                                               4,780,857            12.13
                                                                                               7,636,169            19.38

Telecommunication services  - 10.07%
Vodafone Group PLC  (1)                                                       206,100,000        519,667             1.32
Telekom Austria AG  (1)                                                        18,412,750        343,137              .87
France Telecom, SA  (1)  (2)                                                   10,916,000        312,089              .79
Chunghwa Telecom Co., Ltd.  (1)                                                65,829,000        129,632
Chunghwa Telecom Co., Ltd. (ADR)                                                4,335,000         90,255              .56
Telefonica, SA  (1)                                                            12,733,120        212,918              .54
TDC A/S  (1)                                                                    4,411,165        194,170              .50
Other securities                                                                               2,164,843             5.49
                                                                                               3,966,711            10.07

Consumer discretionary  - 9.97%
Toyota Motor Corp.  (1)                                                         8,270,300        292,687              .74
Hyundai Motor Co.  (1)                                                          4,130,000        231,763              .59
Continental AG  (1)                                                             3,032,050        214,842              .54
Yamada Denki Co., Ltd.  (1)                                                     3,766,000        204,408              .52
Accor SA  (1)                                                                   4,400,000        203,177              .52
Other securities                                                                               2,781,967             7.06
                                                                                               3,928,844             9.97

Consumer staples  - 8.85%
Altria Group, Inc.                                                             10,257,000        688,655             1.75
Diageo PLC  (1)                                                                25,850,000        372,143              .94
Nestle SA  (1)                                                                  1,098,000        289,059              .73
Tesco PLC  (1)                                                                 45,442,500        258,476              .66
Unilever NV  (1)                                                                2,478,000        164,296
Unilever NV (New York registered)                                               1,265,000         84,173              .63
Other securities                                                                               1,629,896             4.14
                                                                                               3,486,698             8.85

Materials  - 8.73%
Dow Chemical Co.                                                                5,664,000        256,522              .65
Barrick Gold Corp.                                                              9,750,000        224,152              .57
Cia. Vale do Rio Doce, preferred nominative, Class A                            9,000,400        222,579              .56
BASF AG  (1)                                                                    3,040,000        201,391              .51
Potash Corp. of Saskatchewan Inc.                                               2,180,000        197,094              .50
AngloGold Ashanti Ltd.  (1)                                                     5,650,000        193,090              .49
Other securities                                                                               2,144,394             5.45
                                                                                               3,439,222             8.73

Energy  - 6.81%
"Shell" Transport and Trading Co., PLC  (1)                                    51,290,000        444,836
"Shell" Transport and Trading Co., PLC (ADR) (New York registered)              1,325,000         69,496
Royal Dutch Petroleum Co. (New York registered)                                 3,435,000        201,222
Royal Dutch Petroleum Co.  (1)                                                  2,527,000        146,880             2.19
ENI SpA  (1)                                                                   16,147,600        413,360             1.05
TOTAL SA  (1)                                                                   1,065,000        234,899
TOTAL SA (ADR)                                                                    250,000         27,798              .67
Other securities                                                                               1,147,195             2.90
                                                                                               2,685,686             6.81

Health care  - 6.46%
Roche Holding AG  (1)                                                           3,039,832        383,445              .97
Sanofi-Aventis  (1)                                                             4,219,900        380,036              .97
AstraZeneca PLC (Sweden)  (1)                                                   6,129,800        260,422              .66
Novo Nordisk A/S, Class B  (1)                                                  4,966,000        254,894              .65
Other securities                                                                               1,265,513             3.21
                                                                                               2,544,310             6.46

Information technology  - 5.37%
Hewlett-Packard Co.                                                            10,500,000        236,355              .60
Taiwan Semiconductor Manufacturing Co. Ltd.  (1)                               95,976,131        173,621
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)                               5,260,000         48,445              .56
Other securities                                                                               1,656,789             4.21
                                                                                               2,115,210             5.37

Industrials  - 5.20%
United Parcel Service, Inc., Class B                                            2,771,700        204,136              .52
Sandvik AB  (1)                                                                 4,936,000        194,581              .49
Other securities                                                                               1,651,308             4.19
                                                                                               2,050,025             5.20

Utilities  - 4.90%
Veolia Environnement  (1)                                                       8,142,300        307,107              .78
E.ON AG  (1)                                                                    3,179,214        275,308              .70
National Thermal Power Corp. Ltd.  (1)                                        108,865,000        208,559              .53
Scottish Power PLC  (1)                                                        23,590,000        198,697              .50
Other securities                                                                                 940,001             2.39
                                                                                               1,929,672             4.90

Miscellaneous  -  1.72%
Other common stocks in initial period of acquisition                                             677,972             1.72


Total common stocks (cost: $28,714,721,000)                                                   34,460,519            87.46


Preferred stocks  - 0.03%

Total preferred stocks (cost: $13,321,000)                                                        13,355              .03


Rights  - 0.00%

Total rights (cost: $0)                                                                               58              .00


Convertible securities  - 0.81%

Total convertible securities (cost: $355,069,000)                                                320,200              .81


Bonds & notes  - 1.22%

Total bonds & notes (cost: $466,373,000)                                                         481,357             1.22



                                                                         Principal amount
Short-term securities  - 10.05%                                                     (000)

Freddie Mac 2.85%-3.07% due 6/7-8/10/2005                                  $      289,800        289,142              .73
Toyota Motor Credit Corp. 2.97%-3.09% due 6/20-7/21/2005                          147,300        146,880
Toyota Credit Corp. Puerto Rico 3.04% due 7/7/2005                                 17,000         16,949              .42
Barton Capital LLC 3.025% due 6/16/2005 (3)                                        50,000         49,933              .13
Other securities                                                                               3,455,337             8.77

Total short-term securities (cost: $3,958,098,000)                                             3,958,241            10.05

Total investment securities (cost: $33,507,582,000)                                           39,233,730            99.57
Other assets less liabilities                                                                    169,839              .43

Net assets                                                                                   $39,403,569          100.00%

"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.


INVESTMENTS IN AFFILIATES

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The market value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the six months ended May 31, 2005, appear below.

                                                                                                        Dividend           Market
Company                               Beginning       Purchases        Sales            Ending            income            value
                                         shares                                         shares             (000)            (000)
Mediceo Holdings Co. Ltd.             8,397,600       2,723,400            -        11,121,000              $584         $148,795
Asahi Diamond Industrial Co., Ltd.    3,950,000               -            -         3,950,000               216           24,740
                                                                                                            $800         $173,535


(1) Valued under fair value procedures adopted by authority of the Board of Directors. At May 31, 2005, 224 securities, including those in "Other securities" and "Miscellaneous" securities in the summary investment portfolio (with aggregate value of $22,974,495,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
(2) Security did not produce income during the last 12 months.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those included in "Other securities" in the summary investment portfolio, was $1,358,915,000, which represented 3.45% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements


FINANCIAL STATEMENTS

Statement of assets and liabilities                                   unaudited
at May 31, 2005                               (dollars and shares in thousands,
                                                      except per-share amounts)

Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $33,348,703)                                             $39,060,195
  Affiliated issuers (cost: $158,879)                                                      173,535      $39,233,730
 Cash denominated in non-U.S. currencies
  (cost: $5,273)                                                                                              5,713
 Cash                                                                                                        30,155
 Receivables for:
  Sales of investments                                                                     $46,704
  Sales of fund's shares                                                                   160,318
  Dividends and interest                                                                   120,567
  Other                                                                                      1,803          329,392
                                                                                                         39,598,990
Liabilities:
 Payables for:
  Purchases of investments                                                                 131,197
  Repurchases of fund's shares                                                              25,706
  Investment advisory services                                                              11,601
  Services provided by affiliates                                                           22,508
  Deferred Directors' compensation                                                             799
  Other fees and expenses                                                                    3,610          195,421
Net assets at May 31, 2005                                                                              $39,403,569

Net assets consist of:
 Capital paid in on shares of capital stock                                                             $32,565,082
 Undistributed net investment income                                                                        383,081
 Undistributed net realized gain                                                                            733,358
 Net unrealized appreciation                                                                              5,722,048
Net assets at May 31, 2005                                                                              $39,403,569

Total authorized capital stock - 2,000,000 shares, $.01 par value (1,181,794 total shares outstanding)

                                                                  Net assets    Shares outstanding    Net asset value per share
                                                                                                                            (1)
Class A                                                          $31,185,769               934,412                       $33.37
Class B                                                            1,667,096                50,209                        33.20
Class C                                                            2,731,668                82,498                        33.11
Class F                                                            1,770,894                53,131                        33.33
Class 529-A                                                          409,687                12,295                        33.32
Class 529-B                                                           60,318                 1,816                        33.21
Class 529-C                                                          115,712                 3,485                        33.20
Class 529-E                                                           21,495                   646                        33.28
Class 529-F                                                            8,250                   248                        33.33
Class R-1                                                             30,377                   915                        33.20
Class R-2                                                            305,370                 9,220                        33.12
Class R-3                                                            429,881                12,930                        33.25
Class R-4                                                            267,553                 8,026                        33.33
Class R-5                                                            399,499                11,963                        33.39

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $35.41 and $35.35, respectively.

See Notes to Financial Statements


STATEMENT OF OPERATIONS                                               unaudited
for the six months ended May 31, 2005                    (dollars in thousands)

Investment income:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $49,657; also includes
            $800 from affiliates)                                                         $581,853
  Interest (net of non-U.S. withholding
            tax of $1)                                                                      74,492         $656,345

 Fees and expenses:
  Investment advisory services                                                              69,919
  Distribution services                                                                     58,610
  Transfer agent services                                                                   14,051
  Administrative services                                                                    5,561
  Reports to shareholders                                                                      795
  Registration statement and prospectus                                                      2,575
  Postage, stationery and supplies                                                           1,784
  Directors' compensation                                                                      223
  Auditing and legal                                                                            64
  Custodian                                                                                  4,823
  State and local taxes                                                                        354
  Other                                                                                        141
  Total expenses before reimbursements/waivers                                             158,900
   Reimbursement/waiver of expenses                                                          5,022          153,878
 Net investment income                                                                                      502,467

Net realized gain and unrealized
 depreciation on investments
 and non-U.S. currency:
 Net realized gain (loss) on:
  Investments                                                                              746,373
  Non-U.S. currency transactions                                                            (9,418)         736,955
 Net unrealized depreciation on:
  Investments                                                                             (522,764)
  Non-U.S. currency translations                                                            (2,869)        (525,633)
   Net realized gain and
    unrealized depreciation
    on investments and non-U.S. currency                                                                    211,322
Net increase in net assets resulting
 from operations                                                                                           $713,789

See Notes to Financial Statements


Statement of changes in net assets                       (dollars in thousands)

                                                                                        Six months       Year ended
                                                                                     ended May 31,     November 30,
                                                                                             2005*             2004
Operations:
 Net investment income                                                                    $502,467         $513,553
 Net realized gain on investments and
  non-U.S. currency transactions                                                           736,955        1,004,997
 Net unrealized (depreciation) appreciation
  on investments and non-U.S. currency translations                                       (525,633)       3,218,990
  Net increase in net assets
   resulting from operations                                                               713,789        4,737,540

Dividends and distributions paid to
 shareholders:
 Dividends from net investment income and currency gains                                  (423,562)        (525,779)
 Distributions from net realized gain
  on investments                                                                          (736,060)        (174,979)
   Total dividends and distributions paid
    to shareholders                                                                     (1,159,622)        (700,758)

Capital share transactions                                                               8,980,454       10,088,401

Total increase in net assets                                                             8,534,621       14,125,183

Net assets:
 Beginning of period                                                                    30,868,948       16,743,765
 End of period (including
  undistributed
  net investment income: $383,081 and $304,176, respectively)                          $39,403,569      $30,868,948

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                        unaudited


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Capital World Growth and Income Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital growth while providing current income.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

CollegeAmerica is a registered trademark of the Virginia College Savings
Plan.(sm)

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. Short-term securities originally purchased with maturities greater than 60 days but that now have 60 days or less remaining to maturity, are valued based on the amortized difference between the par value and the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.



2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended May 31, 2005, there were no non-U.S. taxes paid on realized gains. As of May 31, 2005, non-U.S. taxes accrued for unrealized gains were $2,693,000.

3.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of May 31, 2005, the cost of investment securities for federal income tax purposes was $33,558,057,000.

As of May 31, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and currency gains                                                       $434,144
Undistributed short-term capital gains                                                                          7,166
Undistributed long-term capital gains                                                                         726,424
Gross unrealized appreciation on investment securities                                                      6,271,882
Gross unrealized depreciation on investment securities                                                       (596,209)
Net unrealized appreciation on investment securities                                                        5,675,673

During the six months ended May 31, 2005, the fund realized, on a tax basis, a net capital gain of $734,360,000.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):


                       Six months ended May 31, 2005
                  Distributions from ordinary income
                               Net investment income                                       Distributions from   Total distributions
Share class                       and currency gains   Short-term capital gains       long-term capital gains                  paid
Class A                                    $ 355,479                          -                     $ 597,793            $ 953,272
Class B                                       12,934                          -                        30,412               43,346
Class C                                       18,874                          -                        44,526               63,400
Class F                                       17,739                          -                        29,844               47,583
Class 529-A                                    3,935                          -                         6,540               10,475
Class 529-B                                      411                          -                         1,066                1,477
Class 529-C                                      757                          -                         1,924                2,681
Class 529-E                                      180                          -                           348                  528
Class 529-F                                       79                          -                           137                  216
Class R-1                                        180                          -                           417                  597
Class R-2                                      2,084                          -                         4,875                6,959
Class R-3                                      3,654                          -                         6,848               10,502
Class R-4                                      2,707                          -                         4,494                7,201
Class R-5                                      4,549                          -                         6,836               11,385
Total                                      $ 423,562                          -                     $ 736,060          $ 1,159,622




                        Year ended November 30, 2004
                  Distributions from ordinary income
                                Net ivestment income                                       Distributions from  Total distributions
Share class                       and currency gains    Short-term capital gains      long-term capital gains                 paid
Class A                                    $ 456,755                    $ 39,669                    $ 113,264            $ 609,688
Class B                                       14,515                       1,491                        4,257               20,263
Class C                                       19,082                       1,751                        4,999               25,832
Class F                                       18,277                       1,305                        3,727               23,309
Class 529-A                                    3,920                         256                          731                4,907
Class 529-B                                      443                          48                          139                  630
Class 529-C                                      797                          82                          236                1,115
Class 529-E                                      183                          14                           40                  237
Class 529-F                                       73                           4                           11                   88
Class R-1                                        164                          14                           39                  217
Class R-2                                      1,979                         160                          456                2,595
Class R-3                                      3,248                         220                          627                4,095
Class R-4                                      1,911                          72                          204                2,187
Class R-5                                      4,432                         302                          861                5,595
Total                                      $ 525,779                    $ 45,388                    $ 129,591            $ 700,758


4.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.365% on such assets in excess of $44 billion. CRMC is currently waiving a portion of these fees. At the beginning of the period CRMC was waiving 5% of these fees and increased the waiver to 10% on April 1, 2005. As a result, the fee shown on the accompanying financial statements of $69,919,000, which was equivalent to an annualized rate of 0.392%, was reduced to $65,172,000, or 0.366% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold. AFD is currently waiving a portion of these fees to the extent the amounts paid to qualified dealers or advisers were less than the approved limit. During the six months ended May 31, 2005, the total fees waived by AFD were $1,000, which related to Class 529-F.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of May 31, 2005, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.


         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.30                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the six months ended May 31, 2005, CRMC agreed to pay a portion of these fees for classes R-1 and R-2. For the six months ended May 31, 2005, the total fees paid by CRMC were $2,000 and $272,000 for classes R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

          Expenses under the agreements described on the previous page for the six months ended May 31, 2005, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $34,302          $13,232        Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          7,421             819          Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C         11,572          Included            $1,736              $255            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F          1,908          Included            1,145                126            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A         303           Included             261                 24                  $174
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         266           Included              40                 13                   27
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         498           Included              75                 18                   50
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E         46            Included              14                  1                   9
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          9            Included              5                   1                   3
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1          117           Included              18                  8             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2          962           Included             192                 614            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3          914           Included             274                 113            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4          292           Included             175                  9             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included             175                  6             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $58,610          $14,051            $4,110             $1,188                $263
         --------------------------------------------------------------------------------------------------------------

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation of $223,000, shown on the accompanying financial statements, includes $175,000 in current fees (either paid in cash or deferred) and a net increase of $48,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5.       CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                        Reinvestments of dividends
Share class                                                      Sales(1)                   and distributions
                                                         Amount         Shares            Amount          Shares
Six months ended May 31, 2005
Class A                                             $ 6,566,472        194,874         $ 912,183          27,853
Class B                                                 426,869         12,722            41,926           1,288
Class C                                                 981,081         29,315            60,784           1,872
Class F                                                 616,982         18,322            43,424           1,327
Class 529-A                                             139,110          4,136            10,474             320
Class 529-B                                              15,942            475             1,477              45
Class 529-C                                              36,769          1,097             2,681              83
Class 529-E                                               7,051            210               528              16
Class 529-F                                               2,826             84               215               7
Class R-1                                                14,790            441               593              18
Class R-2                                               123,035          3,676             6,954             214
Class R-3                                               178,553          5,319            10,497             322
Class R-4                                               109,506          3,248             7,201             220
Class R-5                                               124,694          3,695            10,470             319
Total net increase
   (decrease)                                       $ 9,343,680        277,614       $ 1,109,407          33,904

Year ended November 30, 2004
Class A                                             $ 8,021,373        260,909         $ 577,069          19,368
Class B                                                 610,421         19,944            19,572             659
Class C                                               1,089,541         35,628            24,563             827
Class F                                                 726,908         23,572            20,887             700
Class 529-A                                             148,325          4,838             4,906             164
Class 529-B                                              21,250            696               630              21
Class 529-C                                              42,859          1,403             1,115              38
Class 529-E                                               7,786            253               236               8
Class 529-F                                               3,713            121                88               3
Class R-1                                                11,722            381               217               8
Class R-2                                               139,249          4,560             2,593              87
Class R-3                                               208,769          6,826             4,023             135
Class R-4                                               157,343          5,119             2,187              72
Class R-5                                               163,934          5,299             4,798             161
Total net increase
   (decrease)                                      $ 11,353,193        369,549         $ 662,884          22,251



Share class                                                    Repurchases(1)                   Net increase
                                                            Amount         Shares           Amount         Shares
Six months ended May 31, 2005
Class A                                               $ (1,078,831)       (32,077)     $ 6,399,824        190,650
Class B                                                    (47,210)        (1,410)         421,585         12,600
Class C                                                   (114,238)        (3,419)         927,627         27,768
Class F                                                   (112,088)        (3,343)         548,318         16,306
Class 529-A                                                 (7,194)          (214)         142,390          4,242
Class 529-B                                                   (679)           (20)          16,740            500
Class 529-C                                                 (2,437)           (73)          37,013          1,107
Class 529-E                                                   (310)            (9)           7,269            217
Class 529-F                                                   (336)           (10)           2,705             81
Class R-1                                                   (1,679)           (50)          13,704            409
Class R-2                                                  (21,993)          (658)         107,996          3,232
Class R-3                                                  (39,405)        (1,173)         149,645          4,468
Class R-4                                                  (28,203)          (839)          88,504          2,629
Class R-5                                                  (18,030)          (536)         117,134          3,478
Total net increase
   (decrease)                                         $ (1,472,633)       (43,831)     $ 8,980,454        267,687

Year ended November 30, 2004
Class A                                               $ (1,538,478)       (50,257)     $ 7,059,964        230,020
Class B                                                    (55,630)        (1,824)         574,363         18,779
Class C                                                   (101,576)        (3,337)       1,012,528         33,118
Class F                                                   (118,713)        (3,881)         629,082         20,391
Class 529-A                                                 (5,639)          (183)         147,592          4,819
Class 529-B                                                   (601)           (20)          21,279            697
Class 529-C                                                 (2,680)           (88)          41,294          1,353
Class 529-E                                                   (308)           (10)           7,714            251
Class 529-F                                                   (270)            (9)           3,531            115
Class R-1                                                   (1,721)           (57)          10,218            332
Class R-2                                                  (20,563)          (674)         121,279          3,973
Class R-3                                                  (35,973)        (1,178)         176,819          5,783
Class R-4                                                  (20,264)          (657)         139,266          4,534
Class R-5                                                  (25,260)          (828)         143,472          4,632
Total net increase
   (decrease)                                         $ (1,927,676)       (63,003)    $ 10,088,401        328,797

(1) Includes exchanges between share classes of the fund.

6.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $10,555,370,000 and $3,133,536,000, respectively, during the six months ended May 31, 2005.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended May 31, 2005, the custodian fee of $4,823,000, shown on the accompanying financial statements, includes $43,000 that was offset by this reduction, rather than paid in cash.


Financial highlights (1)

                                                                                   Income (loss) from investment operations(2)
                                                                                                           Net
                                                               Net asset                         gains (losses)
                                                                  value,              Net        on securities         Total from
                                                               beginning       investment       (both realized         investment
                                                               of period           income       and unrealized)        operations
Class A:
 Six months ended 5/31/2005 (5)                                   $33.80             $.49                 $.33               $.82
 Year ended 11/30/2004                                             28.62              .70                 5.50               6.20
 Year ended 11/30/2003                                             22.80              .65                 5.73               6.38
 Year ended 11/30/2002                                             24.29              .52                (1.53)             (1.01)
 Year ended 11/30/2001                                             28.29              .53                 (.90)              (.37)
 Year ended 11/30/2000                                             29.03              .62                 1.20               1.82
Class B:
 Six months ended 5/31/2005 (5)                                    33.63              .36                  .33                .69
 Year ended 11/30/2004                                             28.50              .46                 5.47               5.93
 Year ended 11/30/2003                                             22.72              .45                 5.72               6.17
 Year ended 11/30/2002                                             24.21              .27                (1.45)             (1.18)
 Year ended 11/30/2001                                             28.21              .31                 (.87)              (.56)
 Period from 3/15/2000 to 11/30/2000                               29.57              .32                (1.41)             (1.09)
Class C:
 Six months ended 5/31/2005 (5)                                    33.54              .35                  .33                .68
 Year ended 11/30/2004                                             28.43              .45                 5.45               5.90
 Year ended 11/30/2003                                             22.68              .42                 5.71               6.13
 Year ended 11/30/2002                                             24.18              .20                (1.40)             (1.20)
 Period from 3/15/2001 to 11/30/2001                               25.35              .12                (1.15)             (1.03)
Class F:
 Six months ended 5/31/2005 (5)                                    33.75              .49                  .33                .82
 Year ended 11/30/2004                                             28.59              .68                 5.48               6.16
 Year ended 11/30/2003                                             22.78              .61                 5.75               6.36
 Year ended 11/30/2002                                             24.27              .31                (1.34)             (1.03)
 Period from 3/15/2001 to 11/30/2001                               25.40              .27                (1.15)              (.88)
Class 529-A:
 Six months ended 5/31/2005 (5)                                    33.75              .48                  .32                .80
 Year ended 11/30/2004                                             28.59              .68                 5.48               6.16
 Year ended 11/30/2003                                             22.78              .63                 5.73               6.36
 Period from 2/15/2002 to 11/30/2002                               24.29              .36                (1.47)             (1.11)
Class 529-B:
 Six months ended 5/31/2005 (5)                                    33.64              .33                  .33                .66
 Year ended 11/30/2004                                             28.51              .40                 5.48               5.88
 Year ended 11/30/2003                                             22.74              .40                 5.73               6.13
 Period from 2/21/2002 to 11/30/2002                               23.96              .23                (1.13)              (.90)
Class 529-C:
 Six months ended 5/31/2005 (5)                                    33.63              .33                  .33                .66
 Year ended 11/30/2004                                             28.50              .41                 5.47               5.88
 Year ended 11/30/2003                                             22.74              .41                 5.71               6.12
 Period from 2/22/2002 to 11/30/2002                               23.98              .23                (1.15)              (.92)
Class 529-E:
 Six months ended 5/31/2005 (5)                                    33.71              .43                  .32                .75
 Year ended 11/30/2004                                             28.56              .57                 5.48               6.05
 Year ended 11/30/2003                                             22.77              .54                 5.73               6.27
 Period from 3/4/2002 to 11/30/2002                                25.12              .31                (2.28)             (1.97)
Class 529-F:
 Six months ended 5/31/2005 (5)                                    33.75              .48                  .32                .80
 Year ended 11/30/2004                                             28.59              .65                 5.49               6.14
 Year ended 11/30/2003                                             22.80              .61                 5.72               6.33
 Period from 9/17/2002 to 11/30/2002                               21.79              .08                 1.07               1.15




Financial highlights (1)                                           (continued)

                                                                                  Income (loss) from investment operations(2)
                                                                                                            Net
                                                               Net asset                           gains(losses)
                                                                  value,              Net         on securities        Total from
                                                               beginning       investment        (both realized        investment
                                                               of period           income        and unrealized)       operations
Class R-1:
 Six months ended 5/31/2005 (5)                                   $33.63             $.36                  $.32              $.68
 Year ended 11/30/2004                                             28.50              .44                  5.48              5.92
 Year ended 11/30/2003                                             22.75              .38                  5.77              6.15
 Period from 6/7/2002 to 11/30/2002                                25.08              .14                 (2.37)            (2.23)
Class R-2:
 Six months ended 5/31/2005 (5)                                    33.55              .36                   .32               .68
 Year ended 11/30/2004                                             28.45              .45                  5.45              5.90
 Year ended 11/30/2003                                             22.73              .43                  5.71              6.14
 Period from 6/7/2002 to 11/30/2002                                25.08              .13                 (2.35)            (2.22)
Class R-3:
 Six months ended 5/31/2005 (5)                                    33.67              .43                   .33               .76
 Year ended 11/30/2004                                             28.53              .57                  5.47              6.04
 Year ended 11/30/2003                                             22.77              .50                  5.75              6.25
 Period from 6/6/2002 to 11/30/2002                                25.42              .17                 (2.52)            (2.35)
Class R-4:
 Six months ended 5/31/2005 (5)                                    33.76              .49                   .32               .81
 Year ended 11/30/2004                                             28.60              .68                  5.49              6.17
 Year ended 11/30/2003                                             22.81              .55                  5.80              6.35
 Period from 6/27/2002 to 11/30/2002                               23.78              .20                 (1.02)             (.82)
Class R-5:
 Six months ended 5/31/2005 (5)                                    33.81              .54                   .33               .87
 Year ended 11/30/2004                                             28.63              .76                  5.51              6.27
 Year ended 11/30/2003                                             22.81              .70                  5.74              6.44
 Period from 5/15/2002 to 11/30/2002                               26.11              .30                 (3.27)            (2.97)




Financial highlights (1)

                                                                           Dividends and distributions

                                                                Dividends
                                                                (from net    Distributions                 Total        Net asset
                                                               investment    (from capital         dividends and       value, end
                                                                  income)           gains)         distributions        of period
Class A:
 Six months ended 5/31/2005 (5)                                    $(.45)           $(.80)               $(1.25)           $33.37
 Year ended 11/30/2004                                              (.73)            (.29)                (1.02)            33.80
 Year ended 11/30/2003                                              (.56)               -                  (.56)            28.62
 Year ended 11/30/2002                                              (.48)               -                  (.48)            22.80
 Year ended 11/30/2001                                              (.50)           (3.13)                (3.63)            24.29
 Year ended 11/30/2000                                              (.58)           (1.98)                (2.56)            28.29
Class B:
 Six months ended 5/31/2005 (5)                                     (.32)            (.80)                (1.12)            33.20
 Year ended 11/30/2004                                              (.51)            (.29)                 (.80)            33.63
 Year ended 11/30/2003                                              (.39)               -                  (.39)            28.50
 Year ended 11/30/2002                                              (.31)               -                  (.31)            22.72
 Year ended 11/30/2001                                              (.31)           (3.13)                (3.44)            24.21
 Period from 3/15/2000 to 11/30/2000                                (.27)               -                  (.27)            28.21
Class C:
 Six months ended 5/31/2005 (5)                                     (.31)            (.80)                (1.11)            33.11
 Year ended 11/30/2004                                              (.50)            (.29)                 (.79)            33.54
 Year ended 11/30/2003                                              (.38)               -                  (.38)            28.43
 Year ended 11/30/2002                                              (.30)               -                  (.30)            22.68
 Period from 3/15/2001 to 11/30/2001                                (.14)               -                  (.14)            24.18
Class F:
 Six months ended 5/31/2005 (5)                                     (.44)            (.80)                (1.24)            33.33
 Year ended 11/30/2004                                              (.71)            (.29)                (1.00)            33.75
 Year ended 11/30/2003                                              (.55)               -                  (.55)            28.59
 Year ended 11/30/2002                                              (.46)               -                  (.46)            22.78
 Period from 3/15/2001 to 11/30/2001                                (.25)               -                  (.25)            24.27
Class 529-A:
 Six months ended 5/31/2005 (5)                                     (.43)            (.80)                (1.23)            33.32
 Year ended 11/30/2004                                              (.71)            (.29)                (1.00)            33.75
 Year ended 11/30/2003                                              (.55)               -                  (.55)            28.59
 Period from 2/15/2002 to 11/30/2002                                (.40)               -                  (.40)            22.78
Class 529-B:
 Six months ended 5/31/2005 (5)                                     (.29)            (.80)                (1.09)            33.21
 Year ended 11/30/2004                                              (.46)            (.29)                 (.75)            33.64
 Year ended 11/30/2003                                              (.36)               -                  (.36)            28.51
 Period from 2/21/2002 to 11/30/2002                                (.32)               -                  (.32)            22.74
Class 529-C:
 Six months ended 5/31/2005 (5)                                     (.29)            (.80)                (1.09)            33.20
 Year ended 11/30/2004                                              (.46)            (.29)                 (.75)            33.63
 Year ended 11/30/2003                                              (.36)               -                  (.36)            28.50
 Period from 2/22/2002 to 11/30/2002                                (.32)               -                  (.32)            22.74
Class 529-E:
 Six months ended 5/31/2005 (5)                                     (.38)            (.80)                (1.18)            33.28
 Year ended 11/30/2004                                              (.61)            (.29)                 (.90)            33.71
 Year ended 11/30/2003                                              (.48)               -                  (.48)            28.56
 Period from 3/4/2002 to 11/30/2002                                 (.38)               -                  (.38)            22.77
Class 529-F:
 Six months ended 5/31/2005 (5)                                     (.42)            (.80)                (1.22)            33.33
 Year ended 11/30/2004                                              (.69)            (.29)                 (.98)            33.75
 Year ended 11/30/2003                                              (.54)               -                  (.54)            28.59
 Period from 9/17/2002 to 11/30/2002                                (.14)               -                  (.14)            22.80




Financial highlights (1)                                            (continued)

                                                                         Dividends and distributions

                                                                Dividends
                                                                (from net    Distributions                 Total        Net asset
                                                               investment    (from capital         dividends and       value, end
                                                                  income)           gains)         distributions        of period
Class R-1:
 Six months ended 5/31/2005 (5)                                    $(.31)           $(.80)               $(1.11)           $33.20
 Year ended 11/30/2004                                              (.50)            (.29)                 (.79)            33.63
 Year ended 11/30/2003                                              (.40)               -                  (.40)            28.50
 Period from 6/7/2002 to 11/30/2002                                 (.10)               -                  (.10)            22.75
Class R-2:
 Six months ended 5/31/2005 (5)                                     (.31)            (.80)                (1.11)            33.12
 Year ended 11/30/2004                                              (.51)            (.29)                 (.80)            33.55
 Year ended 11/30/2003                                              (.42)               -                  (.42)            28.45
 Period from 6/7/2002 to 11/30/2002                                 (.13)               -                  (.13)            22.73
Class R-3:
 Six months ended 5/31/2005 (5)                                     (.38)            (.80)                (1.18)            33.25
 Year ended 11/30/2004                                              (.61)            (.29)                 (.90)            33.67
 Year ended 11/30/2003                                              (.49)               -                  (.49)            28.53
 Period from 6/6/2002 to 11/30/2002                                 (.30)               -                  (.30)            22.77
Class R-4:
 Six months ended 5/31/2005 (5)                                     (.44)            (.80)                (1.24)            33.33
 Year ended 11/30/2004                                              (.72)            (.29)                (1.01)            33.76
 Year ended 11/30/2003                                              (.56)               -                  (.56)            28.60
 Period from 6/27/2002 to 11/30/2002                                (.15)               -                  (.15)            22.81
Class R-5:
 Six months ended 5/31/2005 (5)                                     (.49)            (.80)                (1.29)            33.39
 Year ended 11/30/2004                                              (.80)            (.29)                (1.09)            33.81
 Year ended 11/30/2003                                              (.62)               -                  (.62)            28.63
 Period from 5/15/2002 to 11/30/2002                                (.33)               -                  (.33)            22.81



Financial highlights (1)

                                                                          Ratio of expenses      Ratio of expenses
                                                                             to average net         to average net        Ratio of
                                                             Net assets,      assets before           assets after      net income
                                                   Total  end of period     reimbursements/        reimbursements/      to average
                                              return (3)   (in millions)            waivers            waivers (4)      net assets
Class A:
 Six months ended 5/31/2005 (5)                    2.50%        $31,186              .79% (6)             .76% (6)       2.92% (6)
 Year ended 11/30/2004                            22.21          25,137              .77                  .77            2.28
 Year ended 11/30/2003                            28.52          14,703              .81                  .81            2.70
 Year ended 11/30/2002                            (4.22)         10,016              .82                  .82            2.22
 Year ended 11/30/2001                            (1.81)         10,346              .78                  .78            2.05
 Year ended 11/30/2000                             6.37          10,716              .79                  .79            2.08
Class B:
 Six months ended 5/31/2005 (5)                    2.12           1,667             1.56 (6)             1.54 (6)        2.16 (6)
 Year ended 11/30/2004                            21.25           1,265             1.55                 1.55            1.52
 Year ended 11/30/2003                            27.52             537             1.58                 1.58            1.85
 Year ended 11/30/2002                            (4.93)            219             1.59                 1.59            1.47
 Year ended 11/30/2001                            (2.57)            126             1.56                 1.56            1.21
 Period from 3/15/2000 to 11/30/2000              (3.73)             55             1.55 (6)             1.55 (6)        1.45 (6)
Class C:
 Six months ended 5/31/2005 (5)                    2.10           2,732             1.63 (6)             1.60 (6)        2.13 (6)
 Year ended 11/30/2004                            21.17           1,836             1.62                 1.61            1.46
 Year ended 11/30/2003                            27.40             615             1.65                 1.65            1.71
 Year ended 11/30/2002                            (4.95)            179             1.65                 1.65            1.43
 Period from 3/15/2001 to 11/30/2001              (4.08)             50             1.78 (6)             1.78 (6)         .73 (6)
Class F:
 Six months ended 5/31/2005 (5)                    2.49           1,771              .86 (6)              .84 (6)        2.88 (6)
 Year ended 11/30/2004                            22.09           1,243              .86                  .85            2.21
 Year ended 11/30/2003                            28.43             470              .89                  .89            2.49
 Year ended 11/30/2002                            (4.29)            147              .91                  .91            2.17
 Period from 3/15/2001 to 11/30/2001              (3.45)             47              .92 (6)              .92 (6)        1.55 (6)
Class 529-A:
 Six months ended 5/31/2005 (5)                    2.46             410              .89 (6)              .86 (6)        2.86 (6)
 Year ended 11/30/2004                            22.08             272              .86                  .85            2.21
 Year ended 11/30/2003                            28.43              93              .87                  .87            2.55
 Period from 2/15/2002 to 11/30/2002              (4.61)             28             1.03 (6)             1.03 (6)        2.08 (6)
Class 529-B:
 Six months ended 5/31/2005 (5)                    2.03              60             1.75 (6)             1.72 (6)        1.97 (6)
 Year ended 11/30/2004                            21.02              44             1.75                 1.74            1.32
 Year ended 11/30/2003                            27.28              18             1.78                 1.78            1.64
 Period from 2/21/2002 to 11/30/2002              (3.82)              5             1.79 (6)             1.79 (6)        1.31 (6)
Class 529-C:
 Six months ended 5/31/2005 (5)                    2.04             116             1.74 (6)             1.71 (6)        2.00 (6)
 Year ended 11/30/2004                            21.04              80             1.74                 1.73            1.34
 Year ended 11/30/2003                            27.25              29             1.76                 1.76            1.66
 Period from 2/22/2002 to 11/30/2002              (3.90)              8             1.77 (6)             1.77 (6)        1.33 (6)
Class 529-E:
 Six months ended 5/31/2005 (5)                    2.29              21             1.22 (6)             1.19 (6)        2.53 (6)
 Year ended 11/30/2004                            21.67              14             1.21                 1.20            1.86
 Year ended 11/30/2003                            27.97               5             1.23                 1.23            2.17
 Period from 3/4/2002 to 11/30/2002               (7.88)              1             1.23 (6)             1.23 (6)        1.85 (6)
Class 529-F:
 Six months ended 5/31/2005 (5)                    2.44               8              .97 (6)              .80 (6)        2.92 (6)
 Year ended 11/30/2004                            21.98               6              .96                  .95            2.12
 Year ended 11/30/2003                            28.31               1              .98                  .98            2.48
 Period from 9/17/2002 to 11/30/2002               5.33               - (7)          .20                  .20             .39




Financial highlights (1)                                            (continued)


                                                                           Ratio of expenses     Ratio of expenses
                                                                              to average net        to average net        Ratio of
                                                            Net assets,        assets before          assets after      net income
                                                  Total   end of period      reimbursements/       reimbursements/      to average
                                                 return    (in millions)             waivers           waivers (4)      net assets
Class R-1:
 Six months ended 5/31/2005 (5)                    2.09%            $30             1.67% (6)            1.62% (6)       2.17% (6)
 Year ended 11/30/2004                            21.18              17             1.67                 1.64            1.44
 Year ended 11/30/2003                            27.43               5             1.78                 1.66            1.48
 Period from 6/7/2002 to 11/30/2002               (8.85)              - (7)         1.41                  .80             .66
Class R-2:
 Six months ended 5/31/2005 (5)                    2.10             305             1.82 (6)             1.59 (6)        2.15 (6)
 Year ended 11/30/2004                            21.15             201             1.93                 1.60            1.47
 Year ended 11/30/2003                            27.44              57             2.23                 1.62            1.72
 Period from 6/7/2002 to 11/30/2002               (8.80)              5              .93                  .79             .61
Class R-3:
 Six months ended 5/31/2005 (5)                    2.34             430             1.16 (6)             1.13 (6)        2.60 (6)
 Year ended 11/30/2004                            21.67             285             1.20                 1.19            1.87
 Year ended 11/30/2003                            27.90              76             1.29                 1.24            1.98
 Period from 6/6/2002 to 11/30/2002               (9.25)              5              .69                  .60             .80
Class R-4:
 Six months ended 5/31/2005 (5)                    2.47             268              .85 (6)              .83 (6)        2.89 (6)
 Year ended 11/30/2004                            22.10             182              .85                  .84            2.22
 Year ended 11/30/2003                            28.36              25              .90                  .89            2.18
 Period from 6/27/2002 to 11/30/2002              (3.42)              2              .46                  .38             .92
Class R-5:
 Six months ended 5/31/2005 (5)                    2.64             400              .55 (6)              .52 (6)        3.19 (6)
 Year ended 11/30/2004                            22.49             287              .54                  .54            2.48
 Year ended 11/30/2003                            28.82             110              .56                  .56            2.88
 Period from 5/15/2002 to 11/30/2002             (11.37)             53              .56 (6)              .56 (6)        2.48 (6)


                                                         Six months ended
                                                                May 31,                        Year ended November 30
                                                                2005(5)           2004      2003      2002       2001       2000

Portfolio turnover rate for all classes of shares                10%               21%       27%       32%        45%       41%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. During the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services. In addition, during the six months ended May 31, 2005, AFD agreed to waive a portion of the fees related to distribution services for Class 529-F.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.


See Notes to Financial Statements


EXPENSE EXAMPLE                                                       unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 through May 31, 2005).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                               Beginning account         Ending account       Expenses paid      Annualized
                                                 value 12/1/2004        value 5/31/2005    during period(1)   expense ratio

Class A -- actual return                               $1,000.00              $1,025.03               $3.84            .76%
Class A -- assumed 5% return                            1,000.00               1,021.14                3.83            .76
Class B -- actual return                                1,000.00               1,021.23                7.76           1.54
Class B -- assumed 5% return                            1,000.00               1,017.25                7.75           1.54
Class C -- actual return                                1,000.00               1,021.05                8.06           1.60
Class C -- assumed 5% return                            1,000.00               1,016.95                8.05           1.60
Class F -- actual return                                1,000.00               1,024.93                4.24            .84
Class F -- assumed 5% return                            1,000.00               1,020.74                4.23            .84
Class 529-A -- actual return                            1,000.00               1,024.62                4.34            .86
Class 529-A -- assumed 5% return                        1,000.00               1,020.64                4.33            .86
Class 529-B -- actual return                            1,000.00               1,020.28                8.66           1.72
Class 529-B -- assumed 5% return                        1,000.00               1,016.36                8.65           1.72
Class 529-C -- actual return                            1,000.00               1,020.37                8.61           1.71
Class 529-C -- assumed 5% return                        1,000.00               1,016.40                8.60           1.71
Class 529-E -- actual return                            1,000.00               1,022.89                6.00           1.19
Class 529-E -- assumed 5% return                        1,000.00               1,019.00                5.99           1.19
Class 529-F -- actual return                            1,000.00               1,024.36                4.04            .80
Class 529-F -- assumed 5% return                        1,000.00               1,020.94                4.03            .80
Class R-1 -- actual return                              1,000.00               1,020.90                8.16           1.62
Class R-1 -- assumed 5% return                          1,000.00               1,016.85                8.15           1.62
Class R-2 -- actual return                              1,000.00               1,021.02                8.01           1.59
Class R-2 -- assumed 5% return                          1,000.00               1,017.00                8.00           1.59
Class R-3 -- actual return                              1,000.00               1,023.44                5.70           1.13
Class R-3 -- assumed 5% return                          1,000.00               1,019.30                5.69           1.13
Class R-4 -- actual return                              1,000.00               1,024.66                4.19            .83
Class R-4 -- assumed 5% return                          1,000.00               1,020.79                4.18            .83
Class R-5 -- actual return                              1,000.00               1,026.41                2.63            .52
Class R-5 -- assumed 5% return                          1,000.00               1,022.34                2.62            .52

(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).



OTHER SHARE CLASS RESULTS                                             unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2005
(the most recent calendar quarter):

                                                                             1 year            5 years        Life of class

Class B shares
Reflecting applicable contingent deferred sales
     charge (CDSC), maximum of 5%, payable only
     if shares are sold within six years of purchase                         +10.35%            +6.56%           +6.87%(1)
Not reflecting CDSC                                                          +15.35%            +6.87%           +7.01%(1)

Class C shares
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase                          +14.29%                --            +9.23%(2)
Not reflecting CDSC                                                          +15.29%                --            +9.23%(2)

Class F shares(3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                         +16.17%                --           +10.09%(2)

Class 529-A shares(4)
Reflecting 5.75% maximum sales charge                                         +9.46%                --           +12.10%(5)
Not reflecting maximum sales charge                                          +16.13%                --           +14.08%(5)

Class 529-B shares(4)
Reflecting applicable CDSC, maximum of 5%, payable
     only if shares are sold within six years of purchase                    +10.13%                --           +12.99%(6)
Not reflecting CDSC                                                          +15.13%                --           +13.66%(6)

Class 529-C shares(4)
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase                          +14.15%                --           +13.65%(7)
Not reflecting CDSC                                                          +15.15%                --           +13.65%(7)

Class 529-E shares(3,4)                                                      +15.75%                --           +12.80%(8)

Class 529-F shares(3,4)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                         +16.06%                --           +21.45%(9)

The fund's investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. In addition, the fund's principal underwriter also waived fees related to distribution services for Class 529-F. Fund results shown reflect these waivers, without which they would have been lower. Please see the Financial Highlights table on page 22 for details.

(1) From March 15, 2000, when Class B shares were first sold.
(2) From March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Results shown do not reflect the $10 initial account set up fee and an annual $10 account maintenance fee.
(5) From February 15, 2002, when Class 529-A shares were first sold.
(6) From February 21, 2002, when Class 529-B shares were first sold.
(7) From February 22, 2002, when Class 529-C shares were first sold.
(8) From March 4, 2002, when Class 529-E shares were first sold.
(9) From September 17, 2002, when Class 529-F shares were first sold.


OFFICES OF THE FUND AND OF THE
INVESTMENT ADVISER
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College
Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address
nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in Capital World Growth and Income Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.78 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.84 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.08 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS AND THE COLLEGEAMERICA PROGRAM DESCRIPTION, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

If you reside in a state other than Virginia, there may be an in-state plan that offers additional tax benefits not available in CollegeAmerica. Talk to your tax adviser. Interests in CollegeAmerica are sold through unaffiliated intermediaries.

"American Funds Proxy Voting Guidelines" -- which describes how we vote proxies relating to portfolio securities -- is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete May 31, 2005, portfolio of Capital World Growth and Income Fund's investments is available free of charge on the SEC website or upon request by calling AFS.

Capital World Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This form is available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the form at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of Capital World Growth and Income Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

CollegeAmerica is sponsored by
Virginia College Savings Plan(SM)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 30 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. More than half of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.


29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
>  Capital World Growth and Income Fund(SM)
   Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income Trust(SM)
   The Bond Fund of America(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America(SM)
   The U.S. Treasury Money Fund of America(SM)

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-933-0705P

Litho in USA WG/LPT/6269-S4070

Printed on recycled paper



ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Schedule of Investments

[logo - American Funds (r)]

CAPITAL WORLD GROWTH AND INCOME FUND
Investment portfolio
May 31, 2005                                                          unaudited

                                                                                                               Market value
Common stocks -- 87.46%                                                                             Shares            (000)

FINANCIALS -- 19.38%
Lloyds TSB Group PLC(1)                                                                         49,357,000         $406,313
Societe Generale(1)                                                                              3,509,500          345,020
Fortis(1)                                                                                        9,884,100          268,455
HSBC Holdings PLC (United Kingdom)(1)                                                           16,587,003          261,327
Banco Itau Holding Financeira SA, preferred nominative                                           1,455,700          256,532
Banco Santander Central Hispano, SA(1)                                                          22,426,504          255,469
Shinhan Financial Group Co., Ltd.(1)                                                             8,675,100          221,516
J.P. Morgan Chase & Co.                                                                          6,150,000          219,862
ABN AMRO Holding NV(1)                                                                           9,325,944          215,716
ING Groep NV(1)                                                                                  7,677,261          212,187
Citigroup Inc.                                                                                   4,095,000          192,915
Mitsui Trust Holdings, Inc.(1)                                                                  19,542,000          191,174
Royal Bank of Scotland Group PLC(1)                                                              5,344,132          156,940
Bank Austria Creditanstalt(1)                                                                    1,502,406          147,378
Washington Mutual, Inc.                                                                          3,530,000          145,789
Fubon Financial Holding Co., Ltd.(1)                                                           144,046,000          135,921
UFJ Holdings, Inc.(1,2)                                                                             26,600          134,946
UBS AG(1)                                                                                        1,719,211          132,423
PartnerRe Holdings Ltd.                                                                          1,860,000          122,890
Woori Finance Holdings Co., Ltd.(1)                                                             12,951,950          121,907
NIPPONKOA Insurance Co., Ltd.(1)                                                                16,911,000          117,686
ICICI Bank Ltd.(1)                                                                              13,088,403          116,954
ICICI Bank Ltd. (ADR)                                                                                4,000               78
Swire Pacific Ltd., Class A(1)                                                                  13,750,000          116,905
Sompo Japan Insurance Inc.(1)                                                                   10,744,000          108,652
Deutsche Borse AG(1)                                                                             1,466,000          107,748
Bank of America Corp.                                                                            2,308,300          106,920
Mitsui Sumitomo Insurance Co., Ltd.(1)                                                          11,564,000          105,282
Allied Capital Corp.                                                                             3,798,000          104,255
DnB NOR ASA(1)                                                                                  10,936,100          103,568
Allstate Corp.                                                                                   1,700,000           98,940
NTT Urban Development Corp.(1)                                                                      22,112           98,532
National Savings and Commercial Bank Ltd. (GDR)(1)                                               1,550,000           95,213
Willis Group Holdings Ltd.                                                                       2,750,000           94,243
Mizuho Financial Group, Inc.(1)                                                                     18,000           85,392
Credit Suisse Group(1)                                                                           1,985,000           79,412
Hang Lung Properties Ltd.(1)                                                                    54,852,000           79,208
Westpac Banking Corp.(1)                                                                         5,309,177           78,827
Cathay Financial Holding Co., Ltd.(1)                                                           39,000,000           74,423
St. George Bank Ltd.(1)                                                                          3,702,460           72,708
Hongkong Land Holdings Ltd.(1)                                                                  25,421,800           71,510
Kookmin Bank(1)                                                                                  1,600,000           70,271
Fannie Mae                                                                                       1,140,000           67,534
Chubb Corp.                                                                                        750,000           63,172
Grupo Financiero Banorte, SA de CV                                                               9,212,063           61,377
Sumitomo Mitsui Financial Group, Inc.(1)                                                             9,300           60,113
Marsh & McLennan Companies, Inc.                                                                 2,000,000           58,080
Allianz AG(1)                                                                                      460,000           54,119
QBE Insurance Group Ltd.(1)                                                                      4,830,970           53,599
Freddie Mac                                                                                        800,000           52,032
Credit Agricole SA(1)                                                                            2,000,000           51,857
Wells Fargo & Co.                                                                                  826,000           49,899
ForeningsSparbanken AB, Class A(1)                                                               2,000,000           46,003
U.S. Bancorp                                                                                     1,530,000           44,875
Montpelier Re Holdings Ltd.                                                                      1,305,000           44,827
Genworth Financial, Inc., Class A                                                                1,500,000           43,485
Developers Diversified Realty Corp.                                                                900,000           41,040
Unibail Holding(1)                                                                                 304,000           38,681
Bank Hapoalim Ltd.(1)                                                                           10,873,500           38,186
Singapore Exchange Ltd.(1)                                                                      33,153,000           37,703
Wachovia Corp.                                                                                     724,000           36,743
Millea Holdings, Inc.(1)                                                                             2,766           36,518
American International Group, Inc.                                                                 650,000           36,107
Nippon Building Fund, Inc.(1)                                                                        3,850           35,075
Hysan Development Co. Ltd.(1)                                                                   16,918,847           34,032
Skandinaviska Enskilda Banken AB, Class A(1)                                                     1,971,500           33,842
Capital One Financial Corp.                                                                        418,020           31,519
Kimco Realty Corp.                                                                                 525,000           30,324
Brascan Corp., Class A                                                                             785,000           30,322
Chinatrust Financial Holding Co., Ltd.(1)                                                       26,331,099           29,571
Aioi Insurance Co. Ltd.(1)                                                                       5,561,000           27,283
DBS Group Holdings Ltd.(1)                                                                       3,120,000           25,894
Wharf (Holdings) Ltd.(1)                                                                         7,800,000           25,368
Sun Life Financial Inc.                                                                            726,480           22,931
Multiplex Group(1)                                                                              11,270,904           21,829
Malayan Banking Bhd.(1)                                                                          7,535,300           21,688
AMP Ltd.(1)                                                                                      3,985,202           19,752
Erste Bank der oesterreichischen Sparkassen AG(1)                                                  380,000           18,748
Fairfax Financial Holdings Ltd.                                                                    111,000           18,018
Hang Lung Group Ltd.(1)                                                                          8,767,000           14,923
XL Capital Ltd., Class A                                                                           180,000           13,550
HBOS PLC(1)                                                                                        907,214           13,197
Bank of the Philippine Islands(1)                                                               14,403,696           12,836
Deutsche Bank AG(1)                                                                                 60,000            4,658
HKR International Ltd.(1)                                                                        4,824,800            3,184
Security Capital European Realty(1,2,3)                                                             15,843              268
                                                                                                                  7,636,169

TELECOMMUNICATION SERVICES -- 10.07%
Vodafone Group PLC(1)                                                                          206,100,000          519,667
Telekom Austria AG(1)                                                                           18,412,750          343,137
France Telecom, SA(1,2)                                                                         10,916,000          312,089
Chunghwa Telecom Co., Ltd.(1)                                                                   65,829,000          129,632
Chunghwa Telecom Co., Ltd. (ADR)                                                                 4,335,000           90,255
Telefonica, SA(1)                                                                               12,733,120          212,918
TDC A/S(1)                                                                                       4,411,165          194,170
KT Corp. (ADR)                                                                                   6,865,120          143,687
KT Corp.(1)                                                                                        859,940           34,633
Portugal Telecom, SGPS, SA(1)                                                                   16,803,550          171,560
America Movil SA de CV, Series L (ADR)                                                           2,423,200          137,347
Tele Norte Leste Participacoes SA, preferred nominative                                          7,444,930          113,314
Tele Norte Leste Participacoes SA, ordinary nominative                                             762,130           15,775
Tele Norte Leste Participacoes SA, preferred nominative (ADR)                                       70,000            1,067
Royal KPN NV(1)                                                                                 15,009,620          119,017
Telecom Italia SpA, nonvoting(1)                                                                44,499,271          117,734
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B(1)                     231,021,000          114,504
Advanced Info Service PCL(1)                                                                    49,704,900          114,084
Belgacom SA(1)                                                                                   3,067,500          105,073
SBC Communications Inc.                                                                          4,300,000          100,534
Verizon Communications Inc.                                                                      2,725,000           96,410
Swisscom AG(1)                                                                                     259,389           86,856
BT Group PLC(1)                                                                                 20,000,000           77,567
Telenor ASA(1)                                                                                   9,490,000           75,569
AT&T Corp.                                                                                       3,900,000           73,281
Telefonos de Mexico, SA de CV, Class L (ADR)                                                     3,623,474           67,614
BellSouth Corp.                                                                                  2,354,000           62,993
O2 PLC(1,2)                                                                                     20,521,400           47,520
China Unicom Ltd.(1)                                                                            54,134,600           43,335
Eircom Group PLC(1)                                                                             16,149,984           36,730
Bouygues SA(1)                                                                                     935,143           35,934
COSMOTE Mobile Telecommunications SA(1)                                                          1,650,000           29,609
KDDI Corp.(1)                                                                                        5,931           27,108
Sprint Corp.                                                                                     1,100,000           26,059
Maxis Communications Bhd.(1)                                                                    10,000,000           25,947
Singapore Telecommunications Ltd.(1)                                                            16,012,000           24,968
Deutsche Telekom AG(1)                                                                           1,265,000           23,485
BCE Inc.                                                                                           336,865            7,735
Telecomunicacoes de Sao Paulo SA, preferred nominative                                         380,480,000            7,235
Crown Castle International Corp.(2)                                                                 31,459              559
                                                                                                                  3,966,711

CONSUMER DISCRETIONARY -- 9.97%
Hyundai Motor Co.(1)                                                                             4,130,000          231,763
Hyundai Motor Co., nonvoting preferred, Series 2(1)                                              1,877,550           68,985
Toyota Motor Corp.(1)                                                                            8,270,300          292,687
Continental AG(1)                                                                                3,032,050          214,842
Yamada Denki Co., Ltd.(1)                                                                        3,766,000          204,408
Accor SA(1)                                                                                      4,400,000          203,177
Target Corp.                                                                                     3,217,500          172,780
Daito Trust Construction Co., Ltd.(1)                                                            4,596,700          172,550
Lowe's Companies, Inc.                                                                           2,575,000          147,316
Best Buy Co., Inc.                                                                               2,432,000          132,374
Kingfisher PLC(1)                                                                               26,680,197          124,656
Publishing & Broadcasting Ltd.(1)                                                               10,565,000          121,077
Harrah's Entertainment, Inc.                                                                     1,620,000          116,332
Daimaru, Inc.(1)                                                                                13,518,000          116,298
General Motors Corp.                                                                             3,555,000          112,089
Kia Motors Corp.(1)                                                                              7,500,000          106,890
Bayerische Motoren Werke AG(1)                                                                   2,455,000          106,192
Reuters Group PLC(1)                                                                            13,736,600           96,356
Dixons Group PLC(1)                                                                             34,882,596           95,775
Time Warner Inc.(2)                                                                              5,000,000           87,000
Volkswagen AG, nonvoting preferred(1)                                                            2,565,000           82,679
Pearson PLC(1)                                                                                   5,954,000           71,344
Makita Corp.(1)                                                                                  3,335,000           65,194
Honda Motor Co., Ltd.(1)                                                                         1,320,000           64,627
Limited Brands, Inc.                                                                             3,107,517           63,922
Li & Fung Ltd.(1)                                                                               32,000,000           61,021
Ford Motor Co.                                                                                   6,100,000           60,878
Rank Group PLC(1)                                                                               12,500,000           60,842
Canon Sales Co., Inc.(1)                                                                         2,950,000           52,574
Kesa Electricals PLC(1)                                                                         10,295,196           50,110
Fairmont Hotels & Resorts Inc.                                                                   1,375,000           47,424
Gap, Inc.                                                                                        2,030,521           42,641
Clear Channel Communications, Inc.                                                               1,438,800           42,056
LG Electronics Inc.(1)                                                                             528,080           38,182
Fuji Heavy Industries Ltd.(1)                                                                    8,900,000           37,340
Carnival Corp., units                                                                              680,000           35,972
Koninklijke Philips Electronics NV(1)                                                            1,200,000           30,610
Swatch Group Ltd(1)                                                                                415,000           25,240
Comcast Corp., Class A(2)                                                                          700,000           22,540
News Corp. Inc.                                                                                  1,219,458           19,670
Mediaset SpA(1)                                                                                  1,400,000           16,480
Metropole Television(1)                                                                            310,000            7,744
Suzuki Motor Corp.(1)                                                                              380,000            6,207
TI Automotive Ltd., Class A(1,2)                                                                 1,068,000               --
                                                                                                                  3,928,844
CONSUMER STAPLES -- 8.85%
Altria Group, Inc.                                                                              10,257,000          688,655
Diageo PLC(1)                                                                                   25,850,000          372,143
Nestle SA(1)                                                                                     1,098,000          289,059
Tesco PLC(1)                                                                                    45,442,500          258,476
Unilever NV(1)                                                                                   2,478,000          164,296
Unilever NV (New York registered)                                                                1,265,000           84,173
Foster's Group Ltd.(1)                                                                          44,635,814          181,704
Reynolds American Inc.                                                                           1,900,000          157,529
Imperial Tobacco Group PLC(1)                                                                    5,641,413          152,485
Gallaher Group PLC(1)                                                                            7,650,000          117,957
Altadis, SA(1)                                                                                   2,240,000           91,763
Loblaw Companies Ltd.                                                                            1,440,000           83,332
Coca-Cola West Japan Co. Ltd.(1)                                                                 3,535,200           79,376
Koninklijke Ahold NV(1,2)                                                                       10,335,000           77,884
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation certificates                22,846,100           72,497
METRO AG(1)                                                                                      1,410,000           70,395
Fomento Economico Mexicano, SA de CV (ADR)                                                       1,053,700           57,690
Groupe Danone(1)                                                                                   593,000           54,622
Uni-Charm Corp.(1)                                                                               1,305,000           53,051
Nissin Food Products Co., Ltd.(1)                                                                1,960,000           51,870
Coca-Cola Co.                                                                                    1,150,000           51,325
PepsiCo, Inc.                                                                                      700,000           39,410
Procter & Gamble Co.                                                                               700,000           38,605
Wal-Mart Stores, Inc.                                                                              750,000           35,423
UST Inc.                                                                                           655,900           29,227
Woolworths Ltd.(1)                                                                               2,340,334           28,405
Avon Products, Inc.                                                                                660,000           26,228
L'Oreal SA(1)                                                                                      320,000           23,245
Cia. de Bebidas das Americas -- AmBev, preferred nominative (ADR)                                  590,000           17,812
SABMiller PLC(1)                                                                                   850,716           13,063
Royal Numico NV(1,2)                                                                               310,000           12,380
Coca-Cola HBC SA(1)                                                                                352,182            9,313
Wolverhampton & Dudley Breweries, PLC(1)                                                           164,256            3,305
                                                                                                                  3,486,698

MATERIALS -- 8.73%
Cia. Vale do Rio Doce, preferred nominative, Class A                                             9,000,400          222,579
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                 1,797,600           52,184
Dow Chemical Co.                                                                                 5,664,000          256,522
Barrick Gold Corp.                                                                               9,750,000          224,152
BASF AG(1)                                                                                       3,040,000          201,391
Potash Corp. of Saskatchewan Inc.                                                                2,180,000          197,094
AngloGold Ashanti Ltd.(1)                                                                        5,650,000          193,090
Akzo Nobel NV(1)                                                                                 3,675,000          144,251
L'Air Liquide(1)                                                                                   812,500          141,054
Phelps Dodge Corp.                                                                               1,500,000          131,100
Freeport-McMoRan Copper & Gold Inc., Class B                                                     3,569,800          126,014
Newcrest Mining Ltd.(1)                                                                         11,466,000          114,718
James Hardie Industries Ltd.(1)                                                                 21,986,900          111,592
LG Chem, Ltd.(1)                                                                                 3,013,000          106,065
Formosa Chemicals & Fibre Corp.(1)                                                              53,202,000           96,173
Formosa Plastics Corp.(1)                                                                       55,600,000           94,419
Norske Skogindustrier ASA, Class A(1)                                                            4,870,000           74,228
Gold Fields Ltd.(1)                                                                              6,500,000           71,276
International Paper Co.                                                                          2,100,000           67,641
Weyerhaeuser Co.                                                                                 1,040,000           66,716
Georgia-Pacific Corp., Georgia-Pacific Group                                                     1,998,300           66,224
Bayer AG(1)                                                                                      1,805,000           60,722
Eastman Chemical Co.                                                                             1,000,000           58,780
Impala Platinum Holdings Ltd.(1)                                                                   702,389           58,700
DSM NV(1)                                                                                          834,828           55,938
UPM-Kymmene Corp.(1)                                                                             2,784,000           53,700
Ivanhoe Mines Ltd.(2)                                                                            7,000,000           52,123
POSCO(1)                                                                                           256,730           45,425
Nan Ya Plastics Corp.(1)                                                                        32,500,000           44,167
Nitto Denko Corp.(1)                                                                               750,000           42,130
Placer Dome Inc.                                                                                 2,600,000           34,777
Sonoco Products Co.                                                                              1,200,000           31,956
Sumitomo Chemical Co., Ltd.(1)                                                                   6,443,000           29,799
Cemex, SA de CV, ordinary participation certificates, units (ADR)                                  556,200           21,247
Lyondell Chemical Co.                                                                              700,000           16,618
Yara International ASA(1)                                                                        1,131,800           16,599
Stora Enso Oyj (ADR)                                                                             1,086,300           14,361
M-real Oyj, Class B(1)                                                                           2,369,500           12,762
Sappi Ltd.(1)                                                                                    1,239,000           11,810
Smurfit-Stone Container Corp.(2)                                                                   974,200           10,589
Alcoa Inc.                                                                                         315,000            8,536
                                                                                                                  3,439,222

ENERGY -- 6.81%
"Shell" Transport and Trading Co., PLC(1)                                                       51,290,000      $   444,836
"Shell" Transport and Trading Co., PLC (ADR) (New York registered)                               1,325,000           69,496
Royal Dutch Petroleum Co. (New York registered)                                                  3,435,000          201,222
Royal Dutch Petroleum Co.(1)                                                                     2,527,000          146,880
ENI SpA(1)                                                                                      16,147,600          413,360
TOTAL SA(1)                                                                                      1,065,000          234,899
TOTAL SA (ADR)                                                                                     250,000           27,798
Petroleo Brasileiro SA -- Petrobras, preferred nominative (ADR)                                  3,120,000          130,728
Petroleo Brasileiro SA -- Petrobras, ordinary nominative (ADR)                                   2,000,000           94,400
Husky Energy Inc.                                                                                4,165,000          138,778
Norsk Hydro ASA(1)                                                                               1,665,900          134,895
Oil & Natural Gas Corp. Ltd.(1)                                                                  5,858,000          123,462
Canadian Oil Sands Trust(3)                                                                      1,100,000           70,240
Canadian Oil Sands Trust                                                                            30,041            1,918
Reliance Industries Ltd.(1)                                                                      5,867,000           72,015
Sunoco, Inc.                                                                                       658,900           67,584
Schlumberger Ltd.                                                                                  720,000           49,227
Williams Companies, Inc.                                                                         1,935,000           35,623
Exxon Mobil Corp.                                                                                  600,000           33,720
ChevronTexaco Corp.                                                                                620,000           33,344
Marathon Oil Corp.                                                                                 670,000           32,488
Sasol Ltd.(1)                                                                                    1,100,000           27,090
SBM Offshore NV(1)                                                                                 418,259           26,773
Kinder Morgan, Inc.                                                                                300,000           23,313
SK Corp.(1)                                                                                        406,820           21,098
Unocal Corp.                                                                                       320,000           18,237
Enbridge Inc.                                                                                      460,000           12,262
                                                                                                                  2,685,686

HEALTH CARE -- 6.46%
Roche Holding AG(1)                                                                              3,039,832          383,445
Sanofi-Aventis(1)                                                                                4,219,900          380,036
AstraZeneca PLC (Sweden)(1)                                                                      6,129,800          260,422
Novo Nordisk A/S, Class B(1)                                                                     4,966,000          254,894
Fresenius Medical Care AG(1)                                                                     2,050,000          160,772
Fresenius Medical Care AG, preferred(1)                                                          1,300,000           79,653
Bristol-Myers Squibb Co.                                                                         6,290,000          159,514
Merck KGaA(1)                                                                                    2,041,000          157,906
Mediceo Holdings Co. Ltd.(1,4)                                                                  11,121,000          148,795
Eli Lilly and Co.                                                                                2,200,000          128,260
Pfizer Inc                                                                                       3,000,000           83,700
Johnson & Johnson                                                                                1,130,000           75,823
Abbott Laboratories                                                                              1,541,300           74,352
Forest Laboratories, Inc.(2)                                                                     1,865,000           71,952
Shionogi & Co., Ltd.(1)                                                                          4,050,000           55,650
Astellas Pharmaceutical Inc.(1)                                                                  1,460,000           51,991
CSL Ltd.(1)                                                                                        790,000           17,145
                                                                                                                  2,544,310

INFORMATION TECHNOLOGY -- 5.37%
Hewlett-Packard Co.                                                                             10,500,000          236,355
Taiwan Semiconductor Manufacturing Co. Ltd.(1)                                                  95,976,131          173,621
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                               5,260,000           48,445
Microsoft Corp.                                                                                  7,348,700          189,596
ASML Holding NV(1,2)                                                                             5,746,000           92,446
ASML Holding NV (New York registered)(2)                                                         5,105,000           82,293
Murata Manufacturing Co., Ltd.(1)                                                                2,182,000          110,831
Xerox Corp.(2)                                                                                   8,000,000          108,560
Mediatek Incorporation(1)                                                                       12,559,969          108,215
Samsung Electronics Co., Ltd.(1)                                                                   214,118          103,336
Intersil Corp., Class A                                                                          5,250,000           98,490
Cisco Systems, Inc.(2)                                                                           5,041,500           97,704
International Business Machines Corp.                                                            1,145,000           86,505
Sun Microsystems, Inc.(2)                                                                       20,500,000           78,105
Telefonaktiebolaget LM Ericsson, Class B(1)                                                     12,095,000           38,051
Telefonaktiebolaget LM Ericsson, Class B (ADR)                                                     895,000           28,130
livedoor Co., Ltd.(1,2)                                                                         22,083,000           62,353
Samsung SDI Co., Ltd.(1)                                                                           585,000           55,848
Delta Electronics, Inc.(1)                                                                      30,870,700           49,970
First Data Corp.                                                                                 1,250,000           47,287
Hoya Corp.(1)                                                                                      387,000           43,200
Intel Corp.                                                                                      1,400,000           37,702
Rohm Co., Ltd.(1)                                                                                  350,000           32,667
Texas Instruments Inc.                                                                           1,000,000           27,640
Agilent Technologies, Inc.(2)                                                                      950,000           22,810
Analog Devices, Inc.                                                                               600,000           22,248
Chi Mei Optoelectronics Corp.(1)                                                                12,000,000           18,908
Corning Inc.(2)                                                                                    723,513           11,345
Kyoden Co., Ltd.(1)                                                                                200,000            1,960
Premier Farnell PLC(1)                                                                             200,000              589
                                                                                                                  2,115,210

INDUSTRIALS -- 5.20%
United Parcel Service, Inc., Class B                                                             2,771,700          204,136
Sandvik AB(1)                                                                                    4,936,000          194,581
Wesfarmers Ltd.(1)                                                                               6,030,000          166,919
General Electric Co.                                                                             4,300,000          156,864
Singapore Technologies Engineering Ltd.(1)                                                      98,500,000          141,912
Tyco International Ltd.                                                                          4,830,000          139,732
Atlas Copco AB, Class A(1)                                                                       6,720,000          102,452
Atlas Copco AB, Class B(1)                                                                       1,800,000           25,266
Qantas Airways Ltd.(1)                                                                          50,615,409          122,393
Siemens AG(1)                                                                                    1,500,000          109,398
3M Co.                                                                                           1,225,000           93,896
Marubeni Corp.(1)                                                                               24,500,000           77,749
United Technologies Corp.                                                                          665,000           70,955
American Standard Inc.                                                                           1,227,700           52,546
Deere & Co.                                                                                        750,000           49,612
Manpower Inc.                                                                                    1,150,000           45,805
Brambles Industries Ltd.(1)                                                                      6,600,000           39,555
FANUC LTD(1)                                                                                       550,000           34,098
Mitsubishi Corp.(1)                                                                              2,400,000           31,776
Deutsche Post AG(1)                                                                              1,250,000           29,361
Vedior NV(1)                                                                                     2,000,000           28,403
Asahi Diamond Industrial Co., Ltd.(1,4)                                                          3,950,000           24,740
Rentokil Initial PLC(1)                                                                          9,090,000           24,406
JS Group Corp.(1)                                                                                1,300,000           22,131
Brambles Industries PLC(1)                                                                       4,000,000           21,917
Cooper Industries, Ltd., Class A                                                                   315,000           21,716
Singapore Post Private Ltd.(1)                                                                  32,160,000           17,706
                                                                                                                  2,050,025

UTILITIES -- 4.90%
Veolia Environnement(1)                                                                          8,142,300    $     307,107
E.ON AG(1)                                                                                       3,179,214          275,308
National Thermal Power Corp. Ltd.(1)                                                           108,865,000          208,559
Scottish Power PLC(1)                                                                           23,590,000          198,697
Gas Natural SDG, SA(1)                                                                           6,869,500          192,745
National Grid Transco PLC(1)                                                                    13,745,000          134,312
National Grid Transco PLC (ADR)                                                                    439,725           21,687
Korea Electric Power Corp.(1)                                                                    3,823,280          112,762
GAIL (India) Ltd.(1)                                                                            15,440,000           75,425
Southern Co.                                                                                     1,450,000           49,228
Exelon Corp.                                                                                       875,000           40,994
Dominion Resources, Inc.                                                                           567,811           39,923
PG&E Corp.                                                                                       1,080,000           38,632
Hong Kong and China Gas Co. Ltd.(1)                                                             19,118,000           38,291
Cia. Energetica de Minas Gerais -- CEMIG, preferred nominative                               1,260,000,000           38,229
FirstEnergy Corp.                                                                                  780,000           34,554
Equitable Resources, Inc.                                                                          525,000           33,369
American Electric Power Co., Inc.                                                                  700,000           24,983
FPL Group, Inc.                                                                                    594,000           24,146
Xcel Energy Inc.                                                                                   925,000           17,048
Progress Energy, Inc.                                                                              350,000           15,481
Consolidated Edison, Inc.                                                                          180,000            8,192
                                                                                                                  1,929,672

MISCELLANEOUS -- 1.72%
Other common stocks in initial period of acquisition                                                                677,972


Total common stocks (cost: $28,714,721,000)                                                                      34,460,519


Preferred stocks -- 0.03%

FINANCIALS -- 0.03%
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR)                                               372,000           13,355


Total preferred stocks (cost: $13,321,000)                                                                           13,355


Rights -- 0.00%

INDUSTRIALS -- 0.00%
Sandvik AB, rights, expire 2005(2)                                                                  97,800               58

Total rights (cost: $0)                                                                                                  58



                                                                                                 Shares or     Market value
Convertible securities -- 0.81%                                                           principal amount            (000)

CONSUMER DISCRETIONARY -- 0.26%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                2,496,050         $101,340

INFORMATION TECHNOLOGY -- 0.20%
Nortel Networks Corp. 4.25% convertible notes 2008                                             $40,000,000           36,750
Agere Systems Inc. 6.50% convertible notes 2009                                                $25,500,000           25,404
ASML Holding NV 5.50% convertible notes 2010                                             Euro   12,700,000           18,776
                                                                                                                     80,930

TELECOMMUNICATION SERVICES -- 0.11%
Crown Castle International Corp. 6.25% convertible preferred 2012(2)                               635,200           30,013
Deutsche Telekom International Finance BV 6.50% convertible bonds 2006                    Euro  10,000,000           14,065
                                                                                                                     44,078

HEALTH CARE -- 0.06%
Baxter International Inc. 7.00% convertible preferred 2006                                         400,000 units     22,200

UTILITIES -- 0.06%
Korea Deposit Insurance Corp. 2.25% convertible debentures 2005(3)                             $17,700,000           22,081

INDUSTRIALS -- 0.05%
Tyco International Group SA, Series B, 3.125% convertible debentures 2023                      $15,000,000           20,606

MATERIALS -- 0.04%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred(3)                                  20,000           17,915

FINANCIALS -- 0.03%
Travelers Property Casualty Corp. 4.50% convertible subordinated note 2032                        $500,000           11,050


Total convertible securities (cost: $355,069,000)                                                                   320,200


                                                                                          Principal amount
Bonds & notes -- 1.22%                                                                               (000)

GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES -- 0.54%
Brazilian Treasury Bill 0% 2006                                                                      R$370          132,779
United Mexican States Government, Series MI10, 8.00% 2013                                         MXP4,409           36,844
United Mexican States Government, Series M20, 8.00% 2023                                             4,436           34,359
United Mexican States Government 9.50% 2014                                                            805            7,355
                                                                                                                    211,337

CONSUMER DISCRETIONARY -- 0.50%
General Motors Corp. 8.375% 2033                                                                  $192,348          147,680
General Motors Corp. 8.25% 2023                                                                     24,529           18,693
General Motors Corp. 7.20% 2011                                                                      7,290            6,275
General Motors Corp. 7.125% 2013                                                                     2,300            1,917
General Motors Acceptance Corp. 6.875% 2011                                                         10,820            9,448
General Motors Acceptance Corp. 7.25% 2011                                                           5,995            5,350
General Motors Acceptance Corp. 7.00% 2012                                                           5,920            5,136
General Motors Acceptance Corp. 6.875% 2012                                                          2,995            2,582
                                                                                                                    197,081

TELECOMMUNICATION SERVICES -- 0.06%
AT&T Wireless Services, Inc. 8.125% 2012                                                            20,000           23,961

CONSUMER STAPLES -- 0.06%
Ahold Finance U.S.A., Inc. 8.25% 2010                                                            $  12,990        $  14,224
Ahold Finance U.S.A., Inc. 6.25% 2009                                                                9,065            9,292
                                                                                                                     23,516

ENERGY -- 0.04%
El Paso Corp. 7.875% 2012                                                                           14,500           14,645

INFORMATION TECHNOLOGY -- 0.02%
Flextronics International Ltd. 6.50% 2013                                                           10,000           10,225

MATERIALS -- 0.00%
APP International Finance Co. BV 11.75% 2005(5)                                                      1,150              592


Total bonds & notes (cost: $466,373,000)                                                                            481,357


Short-term securities -- 10.05%

Freddie Mac 2.85%-3.07% due 6/7-8/10/2005                                                          289,800          289,142
Toyota Motor Credit Corp. 2.97%-3.09% due 6/20-7/21/2005                                           147,300          146,880
Toyota Credit Corp. Puerto Rico 3.04% due 7/7/2005                                                  17,000           16,949
Dexia Delaware LLC 2.99%-3.13% due 6/23-8/9/2005                                                   154,000          153,473
Barclays U.S. Funding Corp. 2.96%-3.105% due 6/17-7/21/2005                                        149,485          149,157
Danske Bank A/S, Series A 3.10%-3.13% due 7/20-8/3/2005                                            145,000          144,296
BNP Paribas Finance Inc. 2.93%-2.96% due 6/9-6/22/2005                                             142,900          142,721
HBOS Treasury Services PLC 2.93%-3.14% due 6/2-8/11/2005                                           140,000          139,542
Stadshypotek Delaware Inc. 2.94%-3.175% due 6/8-8/15/2005(3)                                       138,300          138,000
American Honda Finance Corp. 3.01%-3.10% due 7/6-7/27/2005                                         130,300          129,856
Royal Bank of Scotland PLC 2.88%-2.96% due 6/1-6/14/2005                                           125,000          124,919
Bank of Ireland 2.85%-3.175% due 6/3-8/22/2005(3)                                                  125,000          124,446
KfW International Finance Inc. 2.92%-3.10% due 6/15-8/1/2005(3)                                    123,700          123,251
ANZ National (International) Ltd. 3.14%-3.21% due 8/10-8/24/2005(3)                                122,300          121,456
Allied Irish Banks N.A. Inc. 2.93%-3.15% due 6/1-8/9/2005(3)                                       121,200          120,876
Canadian Imperial Bank of Commerce 2.96%-3.09% due 6/13-7/14/2005                                   64,700           64,698
Canadian Imperial Holdings Inc. 3.08% due 7/19/2005                                                 50,000           49,791
Federal Home Loan Bank 2.81%-2.95% due 6/8-6/30/2005                                               109,100          108,939
Amsterdam Funding Corp. 3.07%-3.13% due 7/11-7/22/2005(3)                                           74,150           73,865
ABN-AMRO North America Finance Inc. 3.06% due 7/11/2005                                             35,000           34,879
Siemens Capital Co. LLC 2.91%-2.93% due 6/6-6/14/2005                                              100,000           99,919
HSBC USA Inc. 2.975%-3.03% due 6/9-6/28/2005                                                        97,300           97,156
Calyon North America Inc. 3.025%-3.085% due 7/5-7/20/2005                                           91,300           90,978
Old Line Funding LLC 3.07% due 7/7/2005(3)                                                          50,000           49,842
Thunder Bay Funding, LLC 3.02% due 6/16/2005(3)                                                     40,000           39,946
Bank of Montreal 2.96% due 6/15/2005                                                                89,700           89,698
CBA (Delaware) Finance Inc. 3.01%-3.10% due 6/6-7/25/2005                                           87,835           87,601
BMW U.S. Capital Corp. 2.90%-2.93% due 6/15-6/17/2005(3)                                            85,000           84,891
Shell Finance (U.K.) PLC 3.01%-3.05% due 7/1-7/14/2005                                              81,200           80,933
Mont Blanc Capital Corp. 3.10% due 7/18/2005(3)                                                     43,800           43,623
ING (U.S.) Funding LLC 2.935% due 6/7/2005                                                          36,000           35,980
Westpac Trust Securities N.Z. Ltd. 3.14%-3.15% due 8/9/2005                                         53,900           53,574
Westpac Capital Corp. 3.18% due 8/22/2005                                                           23,475           23,304
IXIS Commerical Paper Corp. 2.94%-3.14% due 6/17-8/2/2005(3)                                        70,300           70,086
Spintab AB (Swedmortgage) 3.14%-3.17% due 8/5-8/17/2005                                             60,200           59,826
GlaxoSmithKline Finance PLC 2.82% due 6/3/2005                                                      50,000           49,989
Barton Capital LLC 3.025% due 6/16/2005(3)                                                          50,000           49,933
Edison Asset Securitization LLC 3.05% due 7/18/2005(3)                                              50,000           49,795
UBS Finance (Delaware) LLC 3.085% due 7/19/2005                                                     50,000           49,790
Rabobank USA Financial Corp. 3.09% due 7/28/2005                                                    50,000           49,765
Alcon Capital Corp 3.03%-3.06% due 7/11/2005(3)                                                     45,000           44,844
DuPont (E.I.) de Nemours & Co. 2.86% due 6/2/2005                                                   44,400           44,393
CAFCO, LLC 3.13% due 8/4/2005(3)                                                                    40,000           39,773
Bank of America Corp. 3.10% due 7/26/2005                                                           37,600           37,419
International Lease Finance Corp. 2.94% due 6/6/2005                                                25,000           24,988
Tennessee Valley Authority 2.84% due 6/16/2005                                                      25,000           24,969
Total Capital S.A. 3.06% due 7/22/2005(3)                                                           25,000           24,894
Variable Funding Capital Corp. 3.10% due 7/27/2005(3)                                               25,000           24,882
National Australia Funding (DE) Inc. 3.06% due 7/15/2005(3)                                         24,100           24,008
DaimlerChrysler Revolving Auto Conduit LLC I 3.20% due 8/24/2005                                    14,415           14,306

Total short-term securities (cost: $3,958,098,000)                                                                3,958,241

Total investment securities (cost: $33,507,582,000)                                                              39,233,730
Other assets less liabilities                                                                                       169,839

Net assets                                                                                                      $39,403,569

"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

(1) Valued under fair value procedures adopted by authority of the Board of Directors. At May 31, 2005, 224 of the fund's securities, including those in "Miscellaneous" securities (with aggregate value of $22,974,495,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
(2)  Security did not produce income during the last 12 months.
(3) Purchased in a private placement transaction; resale may be limited to qualified insititutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,358,915,000, which represented 3.45% of the net assets of the fund.
(4) Represents an affiliated company as defined under the Investment Company Act of 1940.
(5) Company not making scheduled interest payments; bankruptcy proceedings pending.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts



ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating Committee comprised solely of persons who are not considered "interested persons" of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Nominating Committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating Committee.


ITEM 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12 - Exhibits

(a) (1) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(a) (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND, INC.


By /s/ Stephen E. Bepler
------------------------------------
Stephen E. Bepler, President and PEO

Date: August 8, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Stephen E. Bepler
------------------------------------
Stephen E. Bepler, President and PEO

Date: August 8, 2005



By /s/ Jeffrey P. Regal
-----------------------------------
Jeffrey P. Regal, Treasurer and PFO

Date: August 8, 2005